| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - 589 | | and 9 Copies | | Expires: |

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05074011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION RECEIVED

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

NOV 29 2005

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

DIVISION OF MARKET REGULATION

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**Pacific Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**streetTRACKS Series Trust**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**streetTRACKS KBW Insurance ETF**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**KIE**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Nasdaq National Market**

PROCESSED
DEC 0 7 2005
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Alden Adkins**

Title:

**S.V.P. Regulation**

Telephone Number:

**(415) 393-4037**

Manual Signature of Official Responsible for Form:

**November 16, 2005**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | November 29, 2005 |

PACIFIC EXCHANGE
STOCK & OPTIONS

**Via Federal Express**

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 29 2005
DIVISION OF MARKET REGULATION

November 28, 2005

Ms. Gail Fortson
Division of Market Regulation
Securities and Exchange Commission
Station Place - Building I
100 F Street, N.E.
Washington, DC 20002

Re: **Forms 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Forms 19b-4(e) with respect to broad-based investment company units for each of the following ticker symbols:

- KBE
- KCE
- KIE
- SDY
- ELR
- EMM
- EMG
- EMV
- DSC

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4135.

Sincerely,

Melanie Grace

Melanie Grace

Enclosures

| | |
|---|---|
| Act | Securities Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4 (E) |
| Public Availability | November 29, 2005 |

cc: Janet Angstadt (ARCA)
Tim Malinowski (PCX)
Office of the Corporate Secretary (PCX, PCXE)